CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2017	Sep. 30, 2018
Cash Flows from Operating Activities:
Net income	$ 276,442	$ 878,644	$ 980,938
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	177,378	182,346	637,611
Changes in operating assets and liabilities:
Accounts receivable trade	(668,520)	(342,605)	340,152
Inventories	3,167	(46,586)	(14,111)
Due from related parties	86,645	(96,264)	(166,815)
Prepaid expenses and other current assets	(10,603)	(29,060)	(15,537)
Accounts payable	210,888	105,104	(71,621)
Accrued liabilities	25,001	119,170	(3,437)
Unearned revenue	47,708	0	0
Deferred charges	0	0	(784,474)
Net Cash provided by Operating Activities	148,106	770,749	902,706
Cash flow used in Investing Activities:
Vessel acquisition	0	(7,549,281)	0
Net cash used in Investing Activities	0	(7,549,281)	0
Cash flows provided by Financing Activities:
Shareholders' Contribution	0	7,615,000	0
Net cash provided by Financing Activities	0	7,615,000	0
Net increase (decrease) in cash and cash equivalents	148,106	836,468	902,706
Cash and cash equivalents at the beginning of the year/period	1,739,174	0	836,468
Cash and cash equivalents at the end of the year/ period	1,887,280	836,468	1,739,174
Non-cash Financing Activities
Deemed contribution relating to issuance of preferred shares	$ 0	$ 2,740,000	$ 0